Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Directly issued capital instruments	$ 232,512	$ 239,629	$ 241,321
Contributed surplus	1,955	1,612	341
Retained earnings	116,638	109,335	95,276
Accumulated other comprehensive income	72	99	13
Regulatory capital		448,575
Total risk-weighted assets		$ 2,714,902
CET1 capital ratio		16.52%
Total assets	3,531,690	$ 3,265,998	$ 2,415,346
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	447,472
Total risk-weighted assets	$ 2,917,048
CET1 capital ratio	15.34%
Basel III [member]
Statement Line Items [Line Items]
Total assets		3,265,998
Total on-balance sheet exposures		3,254,627
Total off-balance sheet exposure at gross notional amount	$ 404,883	443,124
Adjustments for conversion to credit equivalent amount		251,101
Total off-balance sheet exposures	172,481	192,023
Total exposures		$ 3,446,650
Leverage ratio		9.84%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	3,531,690
Total on-balance sheet exposures	3,520,571
Adjustments for conversion to credit equivalent amount	232,402
Total exposures	$ 3,693,052
Leverage ratio	9.21%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 225,982
Contributed surplus		1,612
Retained earnings		109,335
Accumulated other comprehensive income		99
Regulatory capital before adjustments		337,028
Adjustments to capital	$ (11,119)	(11,371)
Regulatory capital		$ 325,657
CET1 capital ratio		12.00%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	218,865
Contributed surplus	1,955
Retained earnings	116,638
Accumulated other comprehensive income	72
Regulatory capital before adjustments	337,530
Adjustments to capital	(11,119)
Regulatory capital	$ 326,411
CET1 capital ratio	11.19%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital		$ 339,304
CET1 capital ratio		12.50%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647
Regulatory capital	$ 340,058
CET1 capital ratio	11.66%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 105,125	$ 107,367
Regulatory capital before adjustments		107,367
Adjustments to capital		1,904
Regulatory capital		$ 109,271
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	105,125
Adjustments to capital	2,289
Regulatory capital	$ 107,414